Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Assets are Depreciated Using the Straight-Line Method to Allocate their Cost Over their Estimated Useful Lives	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives, as follows:
%
Computers equipment	33
Office Equipment/Furniture	5-7
Plant & Machinery	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life